Equity Capital Structure, Warrants Repurchase (Details) - USD ($)				12 Months Ended
	May 31, 2024	Apr. 22, 2024	Oct. 06, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Warrants Repurchase [Abstract]
Repurchase of warrants				$ 0	$ 1,058,481	$ 941,626
April 7 Warrants [Member]
Warrants Repurchase [Abstract]
Repurchase of warrants (in dollars per share)		$ 0.105	$ 0.105
Number of securities called by warrants (in shares)	1,008,077			25,000	25,000
Repurchase of warrants (in shares)	10,080,770		8,900,000
Repurchase of warrants	$ 1,058,481		$ 900,000